August 22, 2019

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attn: Office of International Corporate Finance

WISeKey International Holding AG
Confidential Submission of Draft Registration Statement on Form 20-F

Ladies & Gentlemen,

At the request of WISeKey International Holding AG, a company incorporated under the laws of Switzerland (the “Company”), we are submitting via EDGAR, for confidential review by the Staff of the Securities and Exchange Commission (the “Staff”), a draft Registration Statement on Form 20-F (the “Registration Statement”).

On behalf of the Company, we hereby confirm to the Staff that the Company will file the Registration Statement and non-public draft submissions thereof at least 15 days prior to the anticipated effective date of the Registration Statement.

In the event that any member of the Staff has any questions or comments concerning the enclosed draft Registration Statement, such person should contact me by telephone at (212) 336-2301, or via email at hhraspe@pbwt.com.

Very truly yours, /s/ Herman H. Raspé Herman H. Raspé

Enclosure

cc:	WISeKey International Holding AG